LEASES	12 Months Ended
Dec. 31, 2014
LEASES
LEASES

NOTE 12—LEASES

        The following table sets forth the future minimum rental payments, by calendar year, required under existing operating leases and digital projector equipment leases payable to DCIP that have initial or remaining non-cancelable terms in excess of one year as of December 31, 2014:

(In thousands)	Minimum operating lease payments
2015	$419,273
2016	428,133
2017	408,851
2018	366,120
2019	328,409
Thereafter	1,542,618

Total minimum payments required	$3,493,404

        As of December 31, 2014, the Company has lease agreements for five theatres with 51 screens which are under construction or development and are expected to open in 2015 and 2016.

        Included in other long-term liabilities as of December 31, 2014 and December 31, 2013 is $120,184,000 and $55,272,000, respectively, of deferred rent representing future minimum rental payments for leases with scheduled rent increases, and $165,073,000 and $194,233,000, respectively, for unfavorable lease liabilities.

        Rent expense is summarized as follows:

(In thousands)	12 Months Ended December 31, 2014	12 Months Ended December 31, 2013	From Inception August 31, 2012 through December 31, 2012	March 30, 2012 through August 30, 2012
	(Successor)	(Successor)	(Successor)	(Predecessor)
Minimum rentals	$395,795	$394,937	$126,529	$166,220
Common area expenses	48,159	44,198	12,968	17,591
Percentage rentals based on revenues	11,285	12,693	3,877	5,275

Rent	455,239	451,828	143,374	189,086
General and administrative and other	7,763	13,393	3,940	4,207

Total	$463,002	$465,221	$147,314	$193,293